Finance Expenses - Summary of Finance Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of finance expense [abstract]
Interest expense	₨ 4,298		₨ 5,136	₨ 5,616
Exchange fluctuation on foreign currency borrowings, net	790		2,192	1,759
Total	₨ 5,088	$ 70	₨ 7,328	₨ 7,375